Investor Report
Mercedes-Benz Auto Receivables Trust 2020-1
Collection Period Ended

Amounts in USD
31-Aug-2021
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)
15
15-Sep-2021
Distribution Date
31-Aug-2021
1-Aug-2021
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2A, A-3 and A-4 Notes (from... to)
13-Sep-2021
Record Date
14-Sep-2021
30
30
15-Sep-2021
16-Aug-2021
15-Sep-2021
15-Aug-2021
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
0.00
0.00
0.00
Class A-1 Notes
0.000000
278,000,000.00
0.000000
107,222,659.06
28,847,980.74
78,374,678.32
Class A-2 Notes
82.047727
351,600,000.00
0.222909
351,600,000.00
0.00
351,600,000.00
Class A-3 Notes
0.000000
351,600,000.00
1.000000
80,020,000.00
0.00
80,020,000.00
Class A-4 Notes
0.000000
80,020,000.00
1.000000
538,842,659.06
509,994,678.32
28,847,980.74
Total Note Balance
1,061,220,000.00
Yield Supplement Overcollateralization Amount
Adjusted Pool Balance
Overcollateralization
17,403,116.28
27,211,147.07
566,053,806.13
27,211,147.07
Pool Balance
584,402,678.01
554,608,941.67
1,124,777,926.44
1,088,445,882.84
36,332,043.60
18,348,871.88
537,205,825.39
27,225,882.84
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
27,211,147.07
2.50%
2.50%
27,225,882.84
2.50%
27,211,147.07
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
0.262750%
0.00
0.000000
0.00
0.000000
Class A-2 Notes
0.460000%
41,102.02
0.116900
28,889,082.76
82.164627
Class A-3 Notes
0.550000%
161,150.00
0.458333
161,150.00
0.458333
Class A-4 Notes
0.770000%
51,346.17
0.641667
51,346.17
0.641667
$29,101,578.93
Total
$253,598.19

Investor Report
Mercedes-Benz Auto Receivables Trust 2020-1
Collection Period Ended

Amounts in USD
31-Aug-2021
Net Liquidation Proceeds
Investment Earnings
Reserve Fund Draw Amount
Available Funds
Interest Collections
Purchase Amounts
Principal Collections
0.00
Advances made by the Servicer
Available Collections
31,862,818.33
Recoveries
0.00
29,682,502.11
31,862,818.33
39,280.08
212,074.28
1,928,629.47
332.39
0.00
(1) Total Servicing Fee
(2) Total Trustee Fees and any Asset Representations Reviewer
fees (max. $250,000 p.a.)
Nonrecoverable Advances to the Servicer
487,002.23
0.00
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distributable Amount
253,598.19
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
0.00
28,847,980.74
0.00
(8) Total Trustee Fees and any Asset Representations Reviewer
fees [not previously paid under (2)]
0.00
(9) Excess Collections to Certificateholders
Total Distribution
31,862,818.33
2,274,237.17
Distributions
Available Funds
Distribution Detail
Paid
Shortfall
Due
0.00
487,002.23
487,002.23
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
253,598.19
253,598.19
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
41,102.02
0.00
41,102.02
thereof on Class A-3 Notes
161,150.00
0.00
161,150.00
thereof on Class A-4 Notes
51,346.17
0.00
51,346.17
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
253,598.19
253,598.19
0.00
Interest Distributable Amount Class A Notes
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
28,847,980.74
0.00
28,847,980.74
Aggregate Principal Distributable Amount
28,847,980.74
28,847,980.74
0.00

Investor Report
Mercedes-Benz Auto Receivables Trust 2020-1
Collection Period Ended

Amounts in USD
31-Aug-2021
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
5,442,229.41
0.00
0.00
10,884,458.83
Reserve Fund Required Amount
plus/minus change to meet Reserve Fund Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Collection Account
239.95
92.44
92.44
92.44
332.39
5,442,229.41
(5,442,229.42)
Notice to Investors

Investor Report
Mercedes-Benz Auto Receivables Trust 2020-1
Collection Period Ended

Amounts in USD
31-Aug-2021
Pool Statistics
Principal Gross Losses
Pool Data
1,124,777,926.44
3.89%
39.36
26.12
Cutoff Date Pool Balance
Amount
Number of Receivables
Pool Balance beginning of Collection Period
584,402,678.01
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Pool Balance end of Collection Period
Weighted Average APR
12,293,990.49
0.00
111,234.23
554,608,941.67
24,458
25,105
Weighted Average Number of Remaining Payments
Weighted Average Seasoning (months)
As of Cutoff Date
Current
35,214
17,388,511.62
3.82%
52.53
Pool Factor
49.31%
11.02

Investor Report
Mercedes-Benz Auto Receivables Trust 2020-1
Collection Period Ended

Amounts in USD
31-Aug-2021
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Total
554,608,941.67
24,458
100.00%
91-120 Days Delinquent
2
0.01%
69,670.44
61-90 Days Delinquent
12
0.08%
427,882.82
31-60 Days Delinquent
27
0.23%
1,254,666.05
Current
99.68%
552,856,722.36
24,417
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency Trigger
60+ Delinquency Loans to EOP Aggregate Securitization Value
Delinquency Trigger occurred
3.550%
0.090%
No
Loss Statistics
Average Net Loss / (Gain)
8,473.69
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Month Average
0.094%
Third Prior Collection Period
Second Prior Collection Period
Prior Collection Period
Current Collection Period
(0.293%)
Principal Net Loss / (Gain) as % of Average Pool Balance (annualized):
1,457,475.19
(138,845.49)
Principal Net Loss / (Gain)
Principal Recoveries
210,799.64
2,449,339.56
Principal Net Liquidation Proceeds
39,280.08
2,181,616.77
Principal Gross Losses
111,234.23
6,088,431.52
8
172
Losses
(1)
Amount
Number of Receivables
Number of Receivables
Amount
Current
Cumulative
0.130%
(1) Losses include accounts that have been charged off with a balance remaining of less than $50. These accounts are excluded in the Number of Receivables count as they are not considered a charge-off on a defaulted loan.
(0.125%)
(0.203%)
0.998%